NightShares 500 ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Exchange-Traded Funds — 29.73% Shares Fair Value
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF 7,000 $ 348,145
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF 14,100 707,546
Total Exchange-Traded Funds
    (Cost $1,056,482) 1,055,691
U.S. Government & Agencies — 51.75%
(a)
Principal
Amount
U.S. Treasury Bill 4.49%, 3/02/2023 $ 1,340,000 1,339,839
U.S. Treasury Bill 4.25%, 4/13/2023 500,000 497,337
Total U.S. Government & Agencies
    (Cost $1,837,384) 1,837,176
Total Investments — 81.48%
    (Cost $2,893,866) 2,892,867
Other Assets in Excess of Liabilities — 18.52%
(b)
657,676
Net Assets — 100.00% $ 3,550,543
(a) The rate shown represents effective yield at time of purchase.
(b) Includes cash held as margin for futures contracts.

NightShares 500 ETF
Schedule of Futures Contracts
February 28, 2023 (Unaudited)

Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
CME E-Mini Standard & Poor’ s 500 Index
Future
17
March 2023 $ 3,379,175 $ (2,138)
$ (2,138)

NightShares 2000 ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Exchange-Traded Funds — 54.45% Shares Fair Value
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF 15,000 $ 746,025
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF 51,500 2,584,301
Total Exchange-Traded Funds
    (Cost $3,333,888) 3,330,326
U.S. Government & Agencies — 25.25%
(a)
Principal
Amount
U.S. Treasury Bill 4.49%, 3/02/2023 $ 550,000 549,933
U.S. Treasury Bill 4.25%, 4/13/2023 1,000,000 994,674
Total U.S. Government & Agencies
    (Cost $1,545,029) 1,544,607
Total Investments — 79.70%
    (Cost $4,878,917) 4,874,933
Other Assets in Excess of Liabilities — 20.30%
(b)
1,241,661
Net Assets — 100.00% $ 6,116,594
(a) The rate shown represents effective yield at time of purchase.
(b) Includes cash held as margin for futures contracts.

NightShares 2000 ETF
Schedule of Futures Contracts
February 28, 2023 (Unaudited)

Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
CME E-Mini Russell 2000 Index Futures 64 March 2023 $ 6,077,120 $ (2,585)
$ (2,585)

NightShares 500 1x/1.5x ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Exchange-Traded Funds — 79.89% Shares Fair Value
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF 27,550 $ 1,370,199
iShares Core S&P 500 ETF 24,446 9,728,775
Total Exchange-Traded Funds
    (Cost $11,260,192) 11,098,974
U.S. Government & Agencies — 2.95%
(a)
Principal
Amount
U.S. Treasury Bill 4.49%, 3/02/2023 $ 410,000 409,950
Total U.S. Government & Agencies
    (Cost $409,950) 409,950
Total Investments — 82.84%
    (Cost $11,670,142) 11,508,924
Other Assets in Excess of Liabilities — 17.16%
(b)
2,383,651
Net Assets — 100.00% $ 13,892,575
(a) The rate shown represents effective yield at time of purchase.
(b) Includes cash held as margin for futures contracts.

NightShares 500 1x/1.5x ETF
Schedule of Futures Contracts
February 28, 2023 (Unaudited)

Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
CME E-Mini Standard & Poor’s 500 Index
Future

March 2023 $ 11,131,400 $ 73,922
$ 73,922